SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2016
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

12.

SUBSEQUENT EVENTS

Since January 1, 2017, the Company has issued two year warrants to purchase 396,925 shares of common stock at an exercise price of $2.00 per share in exchange for advances in the amount of $200,000 from the Company’s chairman and principal shareholder in connection with the secured convertible line of credit agreement. The conversion rates of these advances were between $0.23 and $0.28 per share.

Since January 1, 2017, the Company has issued 403,870 shares of common stock to Lincoln Park in exchange for $98,785 in connection with the Stock Purchase Agreement.

Since January 1, 2017, the Company has issued 2,081,637 shares of common stock and two year warrants to purchase 1,040,818 shares of common stock at $2.00 per share in exchange for $500,000 in connection with private placements with three accredited investors, including the issuance of 384,616 shares and 192,308 warrants to its chairman and principal shareholder in exchange for $100,000.

On February 7, 2017, the Company entered into a settlement and release agreement with a former employee related to claim filed by the employee under the Americans with Disabilities Act. In connection with the agreement, the Company agreed to pay the employee $125,100, plus payroll taxes of $1,449 and expenses of $340 in full settlement of the claim. In connection with the agreement, the Company was reimbursed $100,100 by its employment practices insurer resulting in net settlement expense of $26,789 which was included in accrued settlements as of December 31, 2016 and in loss on settlements for the year then ended.

On February 10, 2017, the Company granted five year warrants to purchase 150,000 shares of the Company’s common stock in exchange for legal services. The warrants vest immediately and are exercisable at $0.275 per share. The Company valued the warrants at $30,703 using the Black-Scholes option pricing model using a volatility of 99.06%, based upon the historical price of the Company’s common stock, an estimated term of 5 years, the term of the warrants, and a discount rate of 1.88%. The fair value will be recognized in legal expense during the three months ending March 31, 2017.